Business Combination (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 07, 2013
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		50.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				$ (89,500,000)
Golar Maria [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Combination, Consideration Transferred	127,910,000 [1]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				215,000,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents				7,981,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities				(3,096,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt				(89,500,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other				(2,450,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net				(127,910,000)
Goodwill, Period Increase (Decrease)	0
Purchase price adjustments on acquisition				5,506,000
Purchase consideration - cash	125,500,000
Business Acquisition, Effective Date of Acquisition	Feb. 07, 2013
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		26,100,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		14,500,000
Business Acquisition, Pro Forma Revenue		332,150,000	308,617,000
Business Acquisition, Pro Forma Net Income (Loss)		$ 152,388,000	$ 135,472,000
Common Units [Member] | Golar Maria [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic		$ 2.33	$ 2.52

[1]	The cash purchase consideration of $127.9 million comprises the following:(in thousands of $) Cash consideration paid to Golar125,500Adjustment for the interest rate swap liability assumed(3,096)Other purchase price adjustments5,506 127,910